Note 4 - Significant Accounting Policies - Useful Lives of Intangible Assets (Details)	12 Months Ended
Mar. 31, 2020
Sales network and affinity relationships [member]
Statement Line Items [Line Items]
Amortization method	Straight-line
Sales network and affinity relationships [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life and amortization rate (Year)	8 years
Sales network and affinity relationships [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life and amortization rate (Year)	5 years
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Amortization method	Straight-line
Technology-based intangible assets [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life and amortization rate (Year)	5 years
Technology-based intangible assets [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life and amortization rate (Year)	3 years
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Amortization method	Straight-line
Contract initiation costs [member]
Statement Line Items [Line Items]
Useful life and amortization rate (Year)	10 years
Amortization method	Straight-line
Brand names [member]
Statement Line Items [Line Items]
Useful life and amortization rate (Year)	10 years
Amortization method	Straight-line